SHARE CAPITAL - Disclosure of detailed information about outstanding RSUs & PSUs (Details)	12 Months Ended
	Sep. 30, 2025 shares	Sep. 30, 2025 Share	Sep. 30, 2024 shares	Sep. 30, 2024 Share
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance (in shares)		2,973,643
Granted (in shares)		1,327,676
Exercised (in shares)		(1,063,473)		(1,193,789)
Cancelled/Forfeited (in shares)		(241,052)
Outstanding, Ending balance (in shares)		2,996,794		2,973,643
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance (in shares)		1,117,218
Granted (in shares)		797,461
Exercised (in shares)	(13,167)	(13,167)	(2,216)	(2,216)
Cancelled/Forfeited (in shares)		(223,750)
Outstanding, Ending balance (in shares)		1,677,762		1,117,218